Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 256,077,000	$ 375,479,000
Trade and other receivables (note 3)	514,568,000	536,636,000
Inventories (note 4)	387,959,000	304,464,000
Prepaid expenses	32,541,000	26,548,000
Other assets (note 7)	60,931,000	0
Current assets	1,252,076,000	1,243,127,000
Non-current assets:
Property, plant and equipment (note 5)	3,025,095,000	2,998,326,000
Investment in associate (note 6)	197,821,000	188,922,000
Deferred income tax assets (note 15)	59,532,000	102,341,000
Other assets (note 7)	74,475,000	78,026,000
Non-current assets	3,356,923,000	3,367,615,000
Assets	4,608,999,000	4,610,742,000
Current liabilities:
Trade, other payables and accrued liabilities	617,414,000	626,817,000
Current maturities on long-term debt (note 8)	383,793,000	55,905,000
Current maturities on other long-term liabilities (note 9)	46,146,000	65,226,000
Current liabilities	1,047,353,000	747,948,000
Non-current liabilities:
Long-term debt (note 8)	1,074,493,000	1,446,366,000
Other long-term liabilities (note 9)	398,098,000	404,885,000
Deferred income tax liabilities (note 15)	281,214,000	266,432,000
Non-current liabilities	1,753,805,000	2,117,683,000
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value; Unlimited authorization of common shares without nominal or par value; Issued and outstanding common shares at December 31, 2018 were 77,263,273 (2017 - 83,770,254)	446,544,000	480,331,000
Contributed surplus	1,597,000	2,124,000
Retained earnings	1,145,476,000	1,088,150,000
Accumulated other comprehensive loss	(82,404,000)	(69,841,000)
Shareholders’ equity	1,511,213,000	1,500,764,000
Non-controlling interests	296,628,000	244,347,000
Total equity	1,807,841,000	1,745,111,000
Equity and liabilities	$ 4,608,999,000	$ 4,610,742,000